GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 70.5%
Agriculture  — 6.6%
33,000 Archer-Daniels-Midland Co.(a) ........ $ 2,654,850
10,000 Bunge Ltd.(a) .................... 825,700
38,500 Corteva Inc. ..................... 2,200,275
32,490 Nutrien Ltd.(a) ................... 2,709,016
8,389,841
Automotive  — 0.1%
19,000 Iveco Group NV† ................. 90,684
Energy and Energy Services  — 19.9%
7,500 APA Corp. ...................... 256,425
19,400 Baker Hughes Co. ................. 406,624
38,600 BP plc, ADR ..................... 1,102,030
20,545 Chevron Corp.(a) ................. 2,951,700
14,200 ConocoPhillips(a) ................. 1,453,228
15,089 Coterra Energy Inc. ................ 394,125
11,500 Devon Energy Corp. ............... 691,495
3,200 Diamondback Energy Inc. ........... 385,472
46,500 Eni SpA ........................ 497,194
8,200 EOG Resources Inc.(a) ............. 916,186
44,300 Exxon Mobil Corp.(a) .............. 3,867,833
18,000 Halliburton Co.(a) ................. 443,160
3,300 Hess Corp. ...................... 359,667
34,482 Kinder Morgan Inc.(a) .............. 573,781
20,000 Marathon Oil Corp. ................ 451,600
13,695 Marathon Petroleum Corp.(a) ......... 1,360,324
100 NextEra Energy Partners LP .......... 7,231
9,949 Occidental Petroleum Corp. .......... 611,366
8,500 ONEOK Inc. ..................... 435,540
11,700 Phillips 66(a) .................... 944,424
5,100 Pioneer Natural Resources Co.(a) ...... 1,104,303
27,400 Schlumberger NV(a) ............... 983,660
33,000 Shell plc, ADR(a) ................. 1,642,080
15,500 Suncor Energy Inc.(a) .............. 436,325
23,000 The Williams Companies Inc.(a) ....... 658,490
30,000 TotalEnergies SE, ADR(a) ............ 1,395,600
9,000 Valero Energy Corp.(a) ............. 961,650
25,291,513
Food and Beverage  — 1.3%
5,000 Mowi ASA ...................... 63,599
25,000 Tyson Foods Inc., Cl. A(a) ........... 1,648,250
1,711,849
Health Care  — 3.5%
18,000 Bayer AG ....................... 836,444
27,000 Elanco Animal Health Inc.† ........... 335,070
2,500 IDEXX Laboratories Inc.†(a) .......... 814,500
16,700 Zoetis Inc.(a) .................... 2,476,443
4,462,457
Shares
Market
Value
Machinery  — 2.5%
5,000 AGCO Corp. ..................... $ 480,850
64,700 CNH Industrial NV ................. 722,699
6,000 Deere & Co.(a) ................... 2,003,340
3,206,889
Metals and Mining  — 32.8%
46,716 Aclara Resources Inc.† ............. 10,822
49,572 Agnico Eagle Mines Ltd. ............ 2,093,426
214,000 Alamos Gold Inc., Cl. A(a) ........... 1,585,740
91,500 Artemis Gold Inc.† ................ 282,843
389,000 B2Gold Corp. .................... 1,252,580
195,294 Barrick Gold Corp.(a) .............. 3,027,057
52,000 BHP Group Ltd., ADR(a) ............ 2,602,080
511,802 De Grey Mining Ltd.† .............. 340,469
75,000 Dundee Precious Metals Inc. ......... 333,369
83,000 Eldorado Gold Corp.† .............. 500,490
87,185 Endeavour Mining plc .............. 1,608,190
42,700 Equinox Gold Corp.† ............... 155,855
451,000 Evolution Mining Ltd. .............. 591,388
31,800 Franco-Nevada Corp.(a) ............. 3,799,464
74,500 Freeport-McMoRan Inc.(a) ........... 2,036,085
62,137 Fresnillo plc ..................... 533,664
46,500 Gold Fields Ltd., ADR .............. 376,185
382,950 Gold Road Resources Ltd. ........... 313,541
66,000 K92 Mining Inc.† ................. 377,457
90,000 Karora Resources Inc.† ............. 185,688
175,400 Kinross Gold Corp. ................ 659,504
65,000 Lundin Gold Inc. .................. 451,732
15,500 MAG Silver Corp.† ................ 193,440
82,272 Newcrest Mining Ltd. .............. 890,420
84,400 Newmont Corp.(a) ................ 3,547,332
461,005 Northern Star Resources Ltd. ......... 2,308,925
99,400 Osisko Gold Royalties Ltd. ........... 1,011,892
166,100 Osisko Mining Inc.† ............... 371,556
920,671 Perseus Mining Ltd. ............... 895,139
49,000 Rio Tinto plc, ADR(a) .............. 2,697,940
5,500 Royal Gold Inc. ................... 516,010
63,000 SilverCrest Metals Inc.† ............. 348,390
67,000 SSR Mining Inc. .................. 985,570
43,200 Victoria Gold Corp.† ............... 256,132
102,700 Wesdome Gold Mines Ltd.† .......... 694,406
198,783 Westgold Resources Ltd.† ........... 106,172
72,450 Wheaton Precious Metals Corp.(a) ..... 2,344,482
285,000 Yamana Gold Inc.(a) ............... 1,291,050
41,576,485
Specialty Chemicals  — 3.8%
10,000 CF Industries Holdings Inc. .......... 962,500
21,500 FMC Corp.(a) .................... 2,272,550
25,500 The Mosaic Co. ................... 1,232,415

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
8,900 Yara International ASA .............. $ 313,300
4,780,765
TOTAL COMMON STOCKS ......... 89,510,483
EXCHANGE TRADED FUNDS  — 0.6%
Agriculture  — 0.6%
9,400 VanEck Vectors Agribusiness ETF(a) .... 758,392
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.4%
Metals and Mining  — 0.4%
$ 200,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 186,460
350,000 Osisko Gold Royalties Ltd.,
4.000%, 12/31/22 ............... 252,240
438,700
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 438,700
CORPORATE BONDS  — 1.0%
Metals and Mining  — 1.0%
675,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 627,537
500,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 236,750
500,000 New Gold Inc.,
7.500%, 07/15/27(b) ............. 395,930
1,260,217
TOTAL CORPORATE BONDS ........ 1,260,217
U.S. GOVERNMENT OBLIGATIONS  — 27.5%
35,095,000 U.S. Treasury Bills,
2.247% to 3.242%††, 10/13/22 to
01/19/23(c) .................... 34,952,567
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN AND SECURITIES SOLD
SHORT — 100.0% ............
(Cost $158,476,817) ............. $ 126,920,359
Shares
Market
Value
SECURITIES SOLD SHORT — (0.6)%
Agriculture — (0.6)%
9,400 VanEck Vectors Agribusiness ETF ......... $ 758,392
TOTAL SECURITIES SOLD SHORT
(Proceeds received $878,011)(d) ....... $ 758,392
(a) Securities, or a portion thereof, with a value of $36,060,332 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At September 30, 2022, $15,395,000 of the principal amount was pledged as collateral for options written.
(d) At September 30, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 84.3% $ 106,981,794
Europe .............................. 8.7 10,980,582
Asia/Pacific ......................... 6.3 8,048,134
Latin America ....................... 0.4 533,664
South Africa ......................... 0.3 376,185
Total Investments — Long Positions 100.0% $ 126,920,359
Short Positions
North America ...................... (4.1) % $ (5,212,465)
Europe .............................. (0.0) ** (31,511)
Total Investments — Short Positions (4.1)% $ (5,243,976)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
As of September 30, 2022, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (1.7)%
Agnico Eagle Mines Ltd. Pershing LLC 135 USD 570,105 USD 55.00 11/18/22 $ 5,714
Agnico Eagle Mines Ltd. Pershing LLC 80 USD 337,840 USD 57.00 12/16/22 4,366
Agnico Eagle Mines Ltd. Pershing LLC 15 USD 63,345 USD 60.00 12/16/22 597
Agnico Eagle Mines Ltd. Pershing LLC 100 USD 422,300 USD 65.00 01/20/23 4,800
Agnico Eagle Mines Ltd. Pershing LLC 60 USD 253,380 USD 70.00 01/20/23 1,917
Alamos Gold Inc., Cl. A Pershing LLC 350 USD 259,350 USD 8.50 12/16/22 14,113
Alamos Gold Inc., Cl. A Pershing LLC 360 USD 266,760 USD 10.00 12/16/22 5,730
Alamos Gold Inc., Cl. A Pershing LLC 680 USD 503,880 USD 10.00 01/20/23 16,562
Alamos Gold Inc., Cl. A Pershing LLC 750 USD 555,750 USD 8.50 03/17/23 56,334
APA Corp. Pershing LLC 162 USD 553,878 USD 40.00 11/18/22 22,436
APA Corp. Pershing LLC 35 USD 119,665 USD 40.00 12/16/22 7,243
Archer-Daniels-Midland Co. Pershing LLC 110 USD 884,950 USD 87.50 11/18/22 18,121
Archer-Daniels-Midland Co. Pershing LLC 120 USD 965,400 USD 85.00 01/20/23 54,279
Archer-Daniels-Midland Co. Pershing LLC 100 USD 804,500 USD 90.00 03/17/23 39,009
B2Gold Corp. Pershing LLC 1,150 USD 370,300 USD 5.00 10/21/22 132
B2Gold Corp. Pershing LLC 1,140 USD 367,080 USD 4.30 12/16/22 9,083
B2Gold Corp. Pershing LLC 1,150 USD 370,300 USD 5.00 01/20/23 8,017
Baker Hughes Co. Pershing LLC 73 USD 153,008 USD 32.00 12/16/22 1,174
Baker Hughes Co. Pershing LLC 70 USD 146,720 USD 30.00 01/20/23 2,139
Baker Hughes Co. Pershing LLC 51 USD 106,896 USD 30.00 02/17/23 2,070
Barrick Gold Corp. Pershing LLC 490 USD 759,500 USD 25.00 10/31/22 109
Barrick Gold Corp. Pershing LLC 425 USD 658,750 USD 25.00 11/18/22 2,196
Barrick Gold Corp. Pershing LLC 390 USD 604,500 USD 19.00 12/16/22 11,253
Barrick Gold Corp. Pershing LLC 170 USD 263,500 USD 25.00 12/16/22 1,069
Barrick Gold Corp. Pershing LLC 361 USD 559,550 USD 19.00 01/20/23 16,016
Barrick Gold Corp. Pershing LLC 200 USD 310,000 USD 21.00 01/20/23 4,728
Barrick Gold Corp. Pershing LLC 400 USD 620,000 USD 22.00 02/17/23 9,939
BHP Group Ltd., ADR Pershing LLC 100 USD 500,400 USD 73.00 11/18/22 542
BHP Group Ltd., ADR Pershing LLC 100 USD 500,400 USD 85.00 11/18/22 125
BHP Group Ltd., ADR Pershing LLC 160 USD 800,640 USD 82.00 01/20/23 2,331
BHP Group Ltd., ADR Pershing LLC 160 USD 800,640 USD 60.00 02/17/23 27,498
BP plc, ADR Pershing LLC 70 USD 199,850 USD 32.00 11/18/22 3,414
BP plc, ADR Pershing LLC 140 USD 399,700 USD 32.00 12/16/22 10,993
BP plc, ADR Pershing LLC 106 USD 302,630 USD 32.50 01/20/23 10,625
BP plc, ADR Pershing LLC 70 USD 199,850 USD 30.00 02/17/23 13,541
Bunge Ltd. Pershing LLC 50 USD 412,850 USD 102.50 10/21/22 722
Bunge Ltd. Pershing LLC 50 USD 412,850 USD 100.00 01/20/23 7,229
CF Industries Holdings Inc. Pershing LLC 50 USD 481,250 USD 100.00 11/18/22 31,123
CF Industries Holdings Inc. Pershing LLC 50 USD 481,250 USD 100.00 01/20/23 49,097
Chevron Corp. Pershing LLC 75 USD 1,077,525 USD 165.00 11/18/22 9,693
Chevron Corp. Pershing LLC 70 USD 1,005,690 USD 170.00 01/20/23 20,864
Chevron Corp. Pershing LLC 60 USD 862,020 USD 180.00 02/17/23 12,978
CNH Industrial NV Pershing LLC 300 USD 335,100 USD 15.00 12/16/22 4,138
CNH Industrial NV Pershing LLC 300 USD 335,100 USD 14.00 02/17/23 15,260
ConocoPhillips Pershing LLC 77 USD 788,018 USD 105.00 12/16/22 60,701
ConocoPhillips Pershing LLC 50 USD 511,700 USD 102.50 01/20/23 54,434
ConocoPhillips Pershing LLC 40 USD 409,360 USD 105.00 03/17/23 48,485
Corteva Inc. Pershing LLC 170 USD 971,550 USD 55.00 10/21/22 58,503
Coterra Energy Inc. Pershing LLC 55 USD 143,660 USD 30.00 10/21/22 1,421

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Coterra Energy Inc. Pershing LLC 29 USD 75,748 USD 30.00 12/16/22 $ 3,429
Coterra Energy Inc. Pershing LLC 66 USD 172,392 USD 32.50 01/20/23 6,985
Deere & Co. Pershing LLC 40 USD 1,335,560 USD 370.00 12/16/22 43,983
Deere & Co. Pershing LLC 20 USD 667,780 USD 390.00 01/20/23 18,340
Devon Energy Corp. Pershing LLC 65 USD 390,845 USD 60.00 10/21/22 23,186
Devon Energy Corp. Pershing LLC 50 USD 300,650 USD 60.00 12/16/22 29,999
Diamondback Energy Inc. Pershing LLC 15 USD 180,690 USD 137.70 11/18/22 4,766
Diamondback Energy Inc. Pershing LLC 10 USD 120,460 USD 137.70 02/17/23 8,609
Diamondback Energy Inc. Pershing LLC 7 USD 84,322 USD 140.00 03/17/23 5,680
Eldorado Gold Corp. Pershing LLC 1,260 USD 759,780 USD 9.00 12/16/22 13,731
Eni SpA Morgan Stanley 40 EUR 218,200 EUR 12.80 11/18/22 1,661
Eni SpA Morgan Stanley 40 EUR 218,200 EUR 14.00 12/16/22 803
Eni SpA Morgan Stanley 40 EUR 218,200 EUR 12.50 02/17/23 6,186
EOG Resources Inc. Pershing LLC 42 USD 469,266 USD 113.50 01/20/23 45,933
EOG Resources Inc. Pershing LLC 40 USD 446,920 USD 118.50 02/17/23 41,578
Exxon Mobil Corp. Pershing LLC 75 USD 654,825 USD 90.00 10/21/22 16,580
Exxon Mobil Corp. Pershing LLC 60 USD 523,860 USD 95.00 10/21/22 4,625
Exxon Mobil Corp. Pershing LLC 80 USD 698,480 USD 85.00 12/16/22 60,513
Exxon Mobil Corp. Pershing LLC 148 USD 1,292,188 USD 92.00 01/20/23 79,419
Exxon Mobil Corp. Pershing LLC 80 USD 698,480 USD 105.00 02/17/23 17,568
FMC Corp. Pershing LLC 75 USD 792,750 USD 120.00 10/21/22 4,720
FMC Corp. Pershing LLC 70 USD 739,900 USD 120.00 12/16/22 20,619
FMC Corp. Pershing LLC 70 USD 739,900 USD 120.00 01/20/23 25,306
Franco-Nevada Corp. Pershing LLC 90 USD 1,075,320 USD 155.00 11/18/22 4,255
Franco-Nevada Corp. Pershing LLC 14 USD 167,272 USD 145.00 12/16/22 2,737
Franco-Nevada Corp. Pershing LLC 100 USD 1,194,800 USD 155.00 12/16/22 9,856
Freeport-McMoRan Inc. Pershing LLC 195 USD 532,935 USD 40.00 10/21/22 319
Freeport-McMoRan Inc. Pershing LLC 300 USD 819,900 USD 50.00 12/16/22 1,781
Freeport-McMoRan Inc. Pershing LLC 250 USD 683,250 USD 51.00 01/20/23 3,967
Gold Fields Ltd., ADR Pershing LLC 465 USD 376,185 USD 10.50 11/18/22 6,861
Halliburton Co. Pershing LLC 65 USD 160,030 USD 33.50 10/21/22 208
Halliburton Co. Pershing LLC 55 USD 135,410 USD 40.00 01/20/23 1,503
Halliburton Co. Pershing LLC 60 USD 147,720 USD 32.00 02/17/23 7,149
Hess Corp. Pershing LLC 17 USD 185,283 USD 100.00 11/18/22 24,241
Hess Corp. Pershing LLC 16 USD 174,384 USD 110.00 01/20/23 19,451
Kinder Morgan Inc. Pershing LLC 237 USD 394,368 USD 19.00 11/18/22 2,603
Kinder Morgan Inc. Pershing LLC 82 USD 136,448 USD 18.00 01/20/23 5,182
Kinder Morgan Inc. Pershing LLC 25 USD 41,600 USD 19.00 03/17/23 1,183
Kinross Gold Corp. Pershing LLC 800 USD 300,800 USD 6.00 12/16/22 2,423
Kinross Gold Corp. Pershing LLC 794 USD 298,544 USD 4.50 05/19/23 36,840
Marathon Oil Corp. Pershing LLC 200 USD 451,600 USD 24.00 10/21/22 15,245
Marathon Petroleum Corp. Pershing LLC 22 USD 218,526 USD 87.50 10/21/22 28,218
Marathon Petroleum Corp. Pershing LLC 43 USD 427,119 USD 100.00 10/21/22 17,519
Marathon Petroleum Corp. Pershing LLC 35 USD 347,655 USD 97.50 12/16/22 31,474
Newmont Corp. Pershing LLC 255 USD 1,071,765 USD 53.00 11/18/22 8,362
Newmont Corp. Pershing LLC 244 USD 1,025,532 USD 65.00 12/16/22 3,043
Newmont Corp. Pershing LLC 250 USD 1,050,750 USD 55.00 01/20/23 16,493
Newmont Corp. Pershing LLC 95 USD 399,285 USD 55.00 02/17/23 8,441
Nutrien Ltd. Pershing LLC 144 USD 1,200,672 USD 97.00 12/16/22 39,860
Nutrien Ltd. Pershing LLC 90 USD 750,420 USD 95.00 01/20/23 39,160
Nutrien Ltd. Pershing LLC 90 USD 750,420 USD 95.00 03/17/23 55,623
ONEOK Inc. Pershing LLC 45 USD 230,580 USD 63.00 11/18/22 2,180

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
ONEOK Inc. Pershing LLC 40 USD 204,960 USD 60.00 01/20/23 $ 6,631
Osisko Gold Royalties Ltd. Pershing LLC 300 USD 305,400 USD 14.00 10/21/22 1,299
Osisko Gold Royalties Ltd. Pershing LLC 240 USD 244,320 USD 12.25 12/16/22 13,867
Osisko Gold Royalties Ltd. Pershing LLC 300 USD 305,400 USD 14.00 01/20/23 14,059
Osisko Gold Royalties Ltd. Pershing LLC 155 USD 157,790 USD 14.50 01/20/23 6,541
Phillips 66 Pershing LLC 42 USD 339,024 USD 92.50 11/18/22 6,061
Phillips 66 Pershing LLC 40 USD 322,880 USD 105.00 01/20/23 5,354
Phillips 66 Pershing LLC 35 USD 282,520 USD 92.00 03/17/23 16,355
Pioneer Natural Resources Co. Pershing LLC 19 USD 411,407 USD 280.00 12/16/22 4,128
Pioneer Natural Resources Co. Pershing LLC 16 USD 346,448 USD 235.00 03/17/23 25,790
Pioneer Natural Resources Co. Pershing LLC 16 USD 346,448 USD 235.00 05/19/23 30,822
Rio Tinto plc, ADR Pershing LLC 85 USD 468,010 USD 74.30 10/21/22 133
Rio Tinto plc, ADR Pershing LLC 170 USD 936,020 USD 70.00 11/18/22 4,939
Rio Tinto plc, ADR Pershing LLC 85 USD 468,010 USD 72.00 01/20/23 7,007
Rio Tinto plc, ADR Pershing LLC 150 USD 825,900 USD 65.00 02/17/23 34,752
Royal Gold Inc. Pershing LLC 15 USD 140,730 USD 115.00 01/20/23 3,104
Schlumberger NV Pershing LLC 74 USD 265,660 USD 37.00 11/18/22 18,155
Schlumberger NV Pershing LLC 110 USD 394,900 USD 40.00 12/16/22 21,129
Schlumberger NV Pershing LLC 90 USD 323,100 USD 40.00 01/20/23 23,564
Shell plc, ADR Pershing LLC 100 USD 497,600 USD 58.00 12/16/22 7,897
Shell plc, ADR Pershing LLC 110 USD 547,360 USD 60.00 02/17/23 12,587
Shell plc, ADR Pershing LLC 120 USD 597,120 USD 59.00 03/17/23 19,895
SilverCrest Metals Inc. Pershing LLC 315 USD 174,195 USD 9.00 10/21/22 35
SilverCrest Metals Inc. Pershing LLC 315 USD 174,195 USD 9.35 12/16/22 1,498
SSR Mining Inc. Pershing LLC 190 USD 279,490 USD 23.00 01/20/23 3,561
SSR Mining Inc. Pershing LLC 280 USD 411,880 USD 17.00 03/17/23 35,822
SSR Mining Inc. Pershing LLC 200 USD 294,200 USD 17.00 05/19/23 31,998
Suncor Energy Inc. Pershing LLC 55 USD 154,825 USD 37.00 11/18/22 1,307
Suncor Energy Inc. Pershing LLC 45 USD 126,675 USD 40.00 12/16/22 1,053
Suncor Energy Inc. Pershing LLC 55 USD 154,825 USD 41.00 01/20/23 2,086
The Mosaic Co. Pershing LLC 65 USD 314,145 USD 80.00 10/31/22 117
The Williams Companies Inc. Pershing LLC 90 USD 257,670 USD 33.00 11/18/22 2,360
The Williams Companies Inc. Pershing LLC 60 USD 171,780 USD 35.00 01/20/23 2,294
The Williams Companies Inc. Pershing LLC 80 USD 229,040 USD 38.00 03/17/23 2,177
TotalEnergies SE, ADR Pershing LLC 70 USD 325,640 USD 55.00 10/21/22 932
TotalEnergies SE, ADR Pershing LLC 80 USD 372,160 USD 60.00 11/18/22 2,521
TotalEnergies SE, ADR Pershing LLC 100 USD 465,200 USD 60.00 01/20/23 5,446
TotalEnergies SE, ADR Pershing LLC 50 USD 232,600 USD 58.00 02/17/23 5,396
Tyson Foods Inc., Cl. A Pershing LLC 120 USD 791,160 USD 95.00 11/18/22 278
Valero Energy Corp. Pershing LLC 17 USD 181,645 USD 114.00 12/16/22 11,331
Valero Energy Corp. Pershing LLC 16 USD 170,960 USD 140.00 12/16/22 2,026
Valero Energy Corp. Pershing LLC 32 USD 341,920 USD 105.00 01/20/23 40,664
Valero Energy Corp. Pershing LLC 25 USD 267,125 USD 125.00 03/17/23 17,833
Wesdome Gold Mines Ltd. Pershing LLC 340 CAD 317,560 CAD 13.00 01/20/23 3,200
Wheaton Precious Metals Corp. Pershing LLC 200 USD 647,200 USD 40.00 11/18/22 6,593
Wheaton Precious Metals Corp. Pershing LLC 200 USD 647,200 USD 52.50 12/16/22 879
Wheaton Precious Metals Corp. Pershing LLC 125 USD 404,500 USD 40.00 01/20/23 10,856
Wheaton Precious Metals Corp. Pershing LLC 200 USD 647,200 USD 38.00 03/17/23 38,373
Yamana Gold Inc. Pershing LLC 850 USD 385,050 USD 5.50 10/21/22 2,249
Yamana Gold Inc. Pershing LLC 980 USD 443,940 USD 5.50 12/16/22 21,496
Yamana Gold Inc. Pershing LLC 260 USD 117,780 USD 5.50 01/20/23 6,852

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Zoetis Inc. Pershing LLC 31 USD 459,699 USD 206.00 12/16/22 $ 2,102
TOTAL OTC CALL OPTIONS WRITTEN $ 2,190,663
OTC Put Options Written — (0.4)%
Energy Select Sector SPDR ETF Pershing LLC 300 USD 2,160,600 USD 66.00 11/30/22 $ 79,708
Energy Select Sector SPDR ETF Pershing LLC 275 USD 1,980,550 USD 63.00 02/17/23 101,963
Fresnillo plc Morgan Stanley 40 GBP 307,680 GBp 600.00 12/16/22 8,604
VanEck Vectors Agribusiness ETF Pershing LLC 140 USD 1,129,520 USD 94.00 01/20/23 211,308
VanEck Vectors Agribusiness ETF Pershing LLC 80 USD 645,440 USD 79.00 03/17/23 43,857
TOTAL OTC PUT OPTIONS WRITTEN $ 445,440
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.3)%
AGCO Corp. 50 USD 480,850 USD 120.00 02/17/23 $ 18,500
Corteva Inc. 100 USD 571,500 USD 60.00 12/16/22 26,500
Corteva Inc. 115 USD 657,225 USD 60.00 01/20/23 36,800
Dundee Precious Metals Inc. 350 CAD 214,900 CAD 9.50 12/16/22 1,520
Dundee Precious Metals Inc. 375 CAD 230,250 CAD 7.00 01/20/23 8,551
Eldorado Gold Corp. 470 USD 283,410 USD 10.00 01/20/23 4,700
Endeavour Mining plc 200 CAD 509,600 CAD 33.00 12/16/22 1,955
Endeavour Mining plc 200 CAD 509,600 CAD 35.00 12/16/22 1,375
Endeavour Mining plc 380 CAD 968,240 CAD 33.00 01/20/23 8,390
Endeavour Mining plc 91 CAD 231,868 CAD 34.00 03/17/23 2,536
Energy Select Sector SPDR ETF 66 USD 475,332 USD 78.00 12/16/22 20,988
Energy Select Sector SPDR ETF 120 USD 864,240 USD 79.00 01/20/23 43,800
Energy Select Sector SPDR ETF 120 USD 864,240 USD 79.00 03/17/23 58,680
Equinox Gold Corp. 429 USD 156,585 USD 10.00 01/20/23 2,145
Franco-Nevada Corp. 114 USD 1,362,072 USD 155.00 01/20/23 17,670
IDEXX Laboratories Inc. 23 USD 749,340 USD 550.00 10/21/22 11,040
IDEXX Laboratories Inc. 23 USD 749,340 USD 620.00 12/16/22 11,040
K92 Mining Inc. 670 CAD 529,300 CAD 11.00 11/18/22 4,123
Marathon Petroleum Corp. 36 USD 357,588 USD 97.50 01/20/23 40,680
Occidental Petroleum Corp. 30 USD 184,350 USD 60.00 12/16/22 21,300
Occidental Petroleum Corp. 30 USD 184,350 USD 72.50 01/20/23 10,800
The Mosaic Co. 90 USD 434,970 USD 60.00 12/16/22 14,580
The Mosaic Co. 45 USD 217,485 USD 60.00 01/20/23 11,070
The Mosaic Co. 55 USD 265,815 USD 75.00 01/20/23 3,713
VanEck Vectors Gold Miners ETF 370 USD 892,440 USD 31.00 12/16/22 12,210
Victoria Gold Corp. 220 CAD 180,180 CAD 20.00 12/16/22 717
Victoria Gold Corp. 220 CAD 180,180 CAD 17.50 02/17/23 1,513
Wesdome Gold Mines Ltd. 161 CAD 150,374 CAD 15.00 12/16/22 408
Yamana Gold Inc. 760 USD 344,280 USD 6.00 01/20/23 13,680
Zoetis Inc. 80 USD 1,186,320 USD 210.00 10/21/22 400
Zoetis Inc. 56 USD 830,424 USD 170.00 01/20/23 20,580
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 431,964
Exchange Traded Put Options Written — (1.1)%
Energy Select Sector SPDR ETF 240 USD 1,728,480 USD 65.00 10/21/22 $ 20,880
Energy Select Sector SPDR ETF 305 USD 2,196,610 USD 66.00 01/20/23 120,475
NextEra Energy Partners LP 90 USD 650,790 USD 70.00 10/21/22 16,875
NextEra Energy Partners LP 90 USD 650,790 USD 65.00 12/16/22 20,925
SPDR S&P 500 ETF Trust 22 USD 785,796 USD 385.00 10/21/22 59,972

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
SPDR S&P 500 ETF Trust 25 USD 892,950 USD 375.00 11/18/22 $ 56,250
SPDR S&P 500 ETF Trust 20 USD 714,360 USD 380.00 01/20/23 64,000
SPDR S&P 500 ETF Trust 35 USD 1,250,130 USD 400.00 03/17/23 167,860
Utilities Select Sector SPDR Fund 140 USD 917,140 USD 68.00 12/16/22 58,100
Utilities Select Sector SPDR Fund 100 USD 655,100 USD 72.00 12/16/22 65,400
Utilities Select Sector SPDR Fund 400 USD 2,620,400 USD 65.00 01/20/23 132,000
Utilities Select Sector SPDR Fund 350 USD 2,292,850 USD 63.00 03/17/23 106,750
VanEck Vectors Agribusiness ETF 80 USD 645,440 USD 83.00 02/17/23 52,800
VanEck Vectors Gold Miners ETF 700 USD 1,688,400 USD 22.00 01/20/23 93,100
VanEck Vectors Gold Miners ETF 700 USD 1,688,400 USD 28.00 01/20/23 350,000
VanEck Vectors Gold Miners ETF 63 USD 151,956 USD 28.00 03/17/23 32,130
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 1,417,517
TOTAL OPTIONS WRITTEN $ 4,485,584